SEGMENT AND GEOGRAPHIC INFORMATION (Net Sales and Profit by Reportable Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Segment Net Sales	$ 220,769	$ 213,246	$ 205,547	$ 196,652	$ 214,432	$ 210,084	$ 210,170	$ 196,185	$ 836,214	$ 830,871	$ 780,078
Segment Profit									247,444	304,023	281,804
Amortization									(12,697)	(18,536)	(16,433)
Corporate and other									(244,903)	(211,705)	(210,459)
Operating income (loss)									(10,156)	73,782	54,912
U.S. Neurosurgery
Revenue from External Customer [Line Items]
Segment Net Sales									172,250	171,278	165,652
Segment Profit									83,211	91,070	86,206
U.S. Instruments
Revenue from External Customer [Line Items]
Segment Net Sales									163,908	166,921	160,777
Segment Profit									49,348	50,277	46,281
U.S. Extremities
Revenue from External Customer [Line Items]
Segment Net Sales									128,336	116,279	91,513
Segment Profit									47,880	43,952	32,905
U.S. Spine and Other
Revenue from External Customer [Line Items]
Segment Net Sales									182,006	192,516	176,131
Segment Profit									10,136	57,388	52,248
International
Revenue from External Customer [Line Items]
Segment Net Sales									189,714	183,877	186,005
Segment Profit									$ 56,869	$ 61,336	$ 64,164